Valuation And Qualifying Accounts	12 Months Ended
Sep. 30, 2012
Valuation And Qualifying Accounts

TRANSDIGM GROUP INCORPORATED

VALUATION AND QUALIFYING ACCOUNTS

FOR THE YEARS ENDED SEPTEMBER 30, 2012, 2011, AND 2010

(Amounts in Thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at Beginning of Period	Additions		Deductions from Reserve(1)	Balance at End of Period
		Charged to Costs and Expenses	Acquisitions
Year Ended September 30, 2012
Allowance for doubtful accounts	$2,873	$1,555	$1,066	$(534)	$4,960
Reserve for excess and obsolete inventory	25,623	11,839	4,933	(6,314)	36,081
Year Ended September 30, 2011
Allowance for doubtful accounts	2,270	570	599	(566)	2,873
Reserve for excess and obsolete inventory	18,251	8,361	415	(1,404)	25,623
Year Ended September 30, 2010
Allowance for doubtful accounts	2,448	(156)	678	(700)	2,270
Reserve for excess and obsolete inventory	17,018	22	1,882	(671)	18,251

(1)	The amounts in this column represent charge-offs net of recoveries.